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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-2361

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                       VOYA INTERMEDIATE BOND PORTFOLIO
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

  (Name and address of agent for service)             With copies to:

                                                   Philip H. Newman, Esq.
          Theresa K. Kelety, Esq.                   Goodwin Procter, LLP
           Voya Investments, LLC                       Exchange Place
  7337 E. Doubletree Ranch Road, Suite 100            53 State Street
            Scottsdale, AZ 85258                      Boston, MA 02109

      Registrant's telephone number, including area code: (800) 992-0180

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                     Date of fiscal year end: December 31

            Date of reporting period: July 1, 2013 - June 30, 2014

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-02361
Reporting Period: 07/01/2013 - 06/30/2014
Voya Intermediate Bond Portfolio


======================= Voya Intermediate Bond Portfolio =======================


This fund had no proxy voting activity during the reporting period.



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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA INTERMEDIATE BOND PORTFOLIO

By:    /s/ Shaun P. Mathews
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       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 25, 2014